Revenues - Summary of Remaining Performance Obligations (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Not later than one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2020	25.00%	24.00%
Between one and two years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2020	13.00%	13.00%
Between two and three years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2020	8.00%	7.00%
Later than three year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
2020	54.00%	56.00%